Deferred Revenue - Additional Information (Details) (Detail) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disaggregation Of Revenue [Line Items]
Revenue recognized	$ 6,400	$ 36,039	$ 10,376
Deferred revenue					$ 10,400
Current deferred revenue	61,269	61,269	12,695	$ 14,048
Deferred revenue, less current portion	228,339	228,339	704
Sequencing Revenue
Disaggregation Of Revenue [Line Items]
Revenue recognized		1,500	3,400
Current deferred revenue	12,419	12,419	11,238
Deferred revenue, less current portion	1,195	1,195	516
Development Revenue
Disaggregation Of Revenue [Line Items]
Current deferred revenue	48,850	48,850	1,457
Deferred revenue, less current portion	227,144	227,144	$ 188
Genentech, Inc. | Development Revenue
Disaggregation Of Revenue [Line Items]
Current deferred revenue	47,400	47,400
Deferred revenue, less current portion	$ 226,400	$ 226,400